UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04518)

Exact name of registrant as specified in charter: Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.5%)(a)

	Rating(RAT)	Principal amount	Value

Massachusetts (94.5%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	$2,150,000	$2,165,287
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds
(Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	4,640,000	4,652,203
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s,
11/1/13	Aa2	7,435,000	7,850,393
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace),
Ser. A, GNMA Coll., 6.35s, 2/20/32	AAA	2,100,000	2,278,752
Holden, G.O. Bonds (Multi-Purpose), FGIC, U.S. Govt.
Coll., 5 1/2s, 3/1/20 (Prerefunded)	Aaa	5,185,000	5,457,316
Lowell, G.O. Bonds, Ser. A, XLCA, 5s, 9/15/22	Aaa	1,750,000	1,818,250
MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. C,
5 1/2s, 7/1/16	AAA	5,000,000	5,536,950
MA Bay Trans. Auth. Sales Tax Special Tax Bonds, Ser.
B, 5 1/4s, 7/1/30	AAA	1,350,000	1,459,107
MA State College Bldg. Auth. Rev. Bonds, Ser. B, XLCA,
5 1/2s, 5/1/28	Aaa	4,000,000	4,442,320
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A
5s, 1/1/19	A-	1,200,000	1,243,344
5s, 1/1/18	A-	580,000	604,540
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	110,000	113,213
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	BB+/P	1,305,000	1,464,758
(Lasell Village), Ser. A, 6 3/8s, 12/1/25 (Prerefunded)	BB/P	1,250,000	1,308,613
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	Aa3	1,950,000	2,065,011
(MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10	Aa3	1,830,000	1,907,354
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	Aaa	5,000,000	5,702,300
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,762,775
(Hampshire College), 5.7s, 10/1/34	BBB	1,315,000	1,347,967
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	600,000	584,958
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,037,270
(First Mtge. - Orchard Cove), 5s, 10/1/19	BBB-	550,000	522,687
MA State Dev. Fin. Agcy. VRDN (Boston U.)
Ser. R-2, XLCA, 3.9s, 10/1/42	VMIG1	3,300,000	3,300,000
Ser. R-4, XLCA, 3.9s, 10/1/42	VMIG1	1,025,000	1,025,000
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC,
5s, 1/1/13	Aaa	3,625,000	3,646,533
MA State G.O. Bonds (Construction Loan)
Ser. A, FSA, 5s, 3/1/24 (Prerefunded)	AAA	13,000,000	13,920,920
Ser. D, 5s, 8/1/21 (Prerefunded)	AAA	3,190,000	3,429,378
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	2,945,000	3,170,528
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,125,000	3,278,219
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,347,424
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	5,949,850
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s,
7/1/29	Ba2	1,000,000	982,780
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,147,660
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	2,100,000	2,247,672
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/14	Aa2	1,460,000	1,563,733
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32	Aa2	150,000	155,993
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32
(Prerefunded)	Aa2	3,850,000	4,159,271
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,028,290
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,955,000	1,979,301
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	800,000	811,480
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/11	BBB-	1,265,000	1,286,227
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB	2,600,000	2,620,982
MBIA, 5.38s, 7/1/18	Aaa	15,800,000	15,817,064
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB+	3,000,000	2,942,430
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,578,950
(Partners Hlth. Care Syst.), Ser. B, 5 1/4s, 7/1/11	Aa2	3,000,000	3,088,200
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	10,883,200
(Simmons College), Ser. F, FGIC, 5s, 10/1/33
(Prerefunded)	Aaa	5,245,000	5,589,124
(Worcester City Campus Corp.), Ser. E, FGIC, 5s,

10/1/26	Aaa	2,000,000	2,058,720
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,050,548
(Wellesley College), 5s, 7/1/17	Aa1	1,000,000	1,046,140
(Worcester City Campus Corp.), Ser. F, FGIC, 4 1/2s,
10/1/25	Aaa	2,735,000	2,685,141
MA State Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.)
Ser. 86, 5.1s, 12/1/21	Aa2	325,000	325,358
Ser. 84, 4 1/4s, 12/1/07	Aa2	435,000	435,078
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	1,500,000	1,505,190
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB/F	4,520,000	4,535,684
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	3,850,000	3,865,785
(Wentworth Inst. of Tech.), 5 3/4s, 10/1/28
(Prerefunded)	AAA	1,650,000	1,716,561
MA State Port Auth. Rev. Bonds, Ser. A
MBIA, 5s, 7/1/33	AAA	2,400,000	2,425,176
AMBAC, 5s, 7/1/26	AAA	3,000,000	3,081,870
MA State Port Auth. Special Fac. Rev. Bonds (BOSFUEL),
FGIC, 5s, 7/1/27	Aaa	2,500,000	2,503,675
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A
FSA, 5s, 8/15/23	Aaa	5,000,000	5,161,950
FSA, 5s, 8/15/20	Aaa	6,500,000	6,781,060
FSA, 5s, 8/15/17	Aaa	5,000,000	5,302,400
AMBAC, 4 3/4s, 8/15/32	Aaa	4,000,000	3,948,080
MA State Special Oblig. Dedicated Tax Rev. Bonds
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/22
(Prerefunded)	Aaa	2,000,000	2,152,200
FGIC, 5 1/4s, 1/1/20 (Prerefunded)	Aaa	5,000,000	5,380,500
MA State Wtr. Poll. Abatement Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,619,447
Ser. 5, 5 3/8s, 8/1/27 (Prerefunded)	Aaa	2,510,000	2,612,810
Ser. 12, 5s, 8/1/20	Aaa	2,645,000	2,774,684
MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
6 1/2s, 7/15/19 (Prerefunded)	Aa2	5,500,000	6,427,850
FGIC, U.S. Govt. Coll., 5 3/4s, 8/1/39 (Prerefunded)	Aaa	10,000,000	10,646,500
MBIA, 5s, 8/1/29	Aaa	4,000,000	4,086,440
MBIA, 5s, 8/1/29	Aaa	3,225,000	3,311,075
MBIA, 5s, 8/1/27	Aaa	1,500,000	1,543,635
Milford, G.O. Bonds, FSA, 5 1/8s, 12/15/24	Aaa	2,475,000	2,598,923
Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	Aaa	1,000,000	1,031,230
Quincy, Rev. Bonds, FSA, 5.3s, 1/15/11	Aaa	7,200,000	7,205,040
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16	Aaa	210,000	227,394
5 3/8s, 11/1/16 (Prerefunded)	Aaa	790,000	865,722
Westford, G.O. Bonds, FGIC, 5 1/4s, 4/1/20	Aaa	1,000,000	1,034,050
			262,221,493

Puerto Rico (3.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	2,335,000	2,257,501
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	Baa3	500,000	523,680
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/17	BBB+	1,500,000	1,557,915
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	Baa3	1,500,000	1,531,770
PR Elec. Pwr. Auth. Rev. Bonds, Ser. RR, FSA, 5s,
7/1/20	Aaa	3,500,000	3,668,174
			9,539,040

Virgin Islands (0.6%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	1,500,000	1,562,115

TOTAL INVESTMENTS

Total investments (cost $266,069,981)(b)			$273,322,648

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

				Payments	Payments
Swap counterparty /			Termination	made by	received by	Unrealized
Notional amount			date	fund per annum	fund per annum	depreciation

Goldman Sachs International
	$2,900,000	(E)	2/28/18	3.846%	USD-SIFMA Municipal Swap
					Index	$(10,328)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

				Fixed payments	Total return
Swap counterparty /			Termination	received (paid) by	received by	Unrealized
Notional amount			date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
	$1,650,000	(F)	2/28/08	--	Municipal Market	$309
					Data AAA
					municipal 10
					Year rate

Lehman Brothers Special Financing, Inc.
	1,650,000		2/29/08	--	4.27% minus	191
					Lehman Brothers
					Municipal Swap
					Index

Total						$500

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $277,427,392.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $266,069,981, resulting in gross unrealized appreciation and depreciation of $9,109,323 and $1,856,656, respectively, or net unrealized appreciation of $7,252,667.

At August 31, 2007, liquid assets totaling $405 have been designated as collateral for open swap contracts.

The rates shown on VRDN are the current interest rates at August 31, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

Health care	23.7%
Utilities and power	19.4
Education	18.8
Limited tax	10.2

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

FSA	16.1%
FGIC	14.1

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007